3. Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
	June 30,	December 31,
	2016	2015
Stock options outstanding	705,557	25,557
Warrants to purchase common stock	6,007,048	6,007,048
Debentures convertible into common stock	229,204	215,908
Preferred shares convertible into common stock	2,444,275	1,188,471
Directors Deferred Compensation Plan	59,083	-
Total	9,445,167	7,436,984

	December 31,	December 31,
	2015	2014
Stock options outstanding	25,557	25,557
Warrants to purchase common stock	6,007,048	5,911,715
Debentures convertible into common stock	215,908	171,138
Preferred shares convertible into common stock	1,188,471	1,110,438
Total	7,436,984	7,218,848